Note 1 - Basis of Presentation and General Information	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.
Basis of Presentation and General Information

Euroseas Ltd. was formed on
May 5, 2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship-owning companies in existence at that time. Euroseas Ltd., through its wholly owned vessel owning subsidiaries (collectively the "Company" or “Euroseas”) is engaged in the ocean transportation of containers through ownership and operation of containerships. Euroseas' common shares trade on the Nasdaq Capital Market under the ticker symbol “ESEA”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note
4
).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc., Colby Trading Ltd. and Diamantis Shareholders Ltd., which, in turn, collectively own
60.2%
 of the Company's shares as of
March 31, 2021.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries and should be read in conjunction with the audited consolidated financial statements for the year ended
December 31, 2020
as filed with the U.S. Securities and Exchange Commission ("SEC") on Form
20
-F on
April 28, 2021.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not
include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the three
month period ended
March 31, 2021
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December 31, 2021.

As of
March 31, 2021,
the Company had a working capital deficit of
$18.4
million. For the period ended
March 31, 2021,
the Company reported net income of
$3.8
million and net income attributable to common shareholders of
$3.6
million and generated net cash from operating activities of
$6.4
 million. The Company's cash balance amounted to
$3.6
million and cash in restricted and retention accounts amounted to
$2.8
million as of
March 31, 2021.
The Company intends to fund its working capital requirements via cash on hand and cash flows from operations. In the event that these are not
sufficient, the Company
may
also use funds from debt refinancing, debt balloon payment refinancing and equity offerings and selling vessels (where equity will be released), if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.